Restricted Cash - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,563,926	$ 1,307,231	$ 4,465,336	$ 2,740,645
Restricted cash	810,055	$ 810,055	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$ 2,373,981		$ 5,275,391